CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Financial Statements Disclosure [Abstract]
Condensed Consolidating Financial Statements Disclosure

19.       CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

Set forth below are condensed consolidating financial statements presenting the financial position, results of operations (including comprehensive income) and cash flows of (i) Time Warner Cable Inc. (the “Parent Company”), (ii) Time Warner Cable Enterprises LLC (“TWCE” or the “Guarantor Subsidiary”), a direct 100% owned subsidiary of the Parent Company, (iii) the direct and indirect non-guarantor subsidiaries of the Parent Company (the “Non-Guarantor Subsidiaries”) on a combined basis and (iv) the eliminations necessary to arrive at the information for Time Warner Cable Inc. on a consolidated basis. The Guarantor Subsidiary has fully and unconditionally guaranteed the debt securities issued by the Parent Company in its 2007 registered exchange offer and subsequent public offerings. The Parent Company directly owns all of the voting and economic interests of the Guarantor Subsidiary.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from any of its 100% owned subsidiaries through dividends, loans or advances.

These condensed consolidating financial statements should be read in conjunction with the consolidated financial statements of Time Warner Cable Inc.

Basis of Presentation

As discussed in Note 1, during the first quarter of 2014, the Company revised its categorization of operating costs and expenses to be consistent with how such costs and expenses are presented to management and to provide a more meaningful presentation. As such, the Company has recast operating costs and expenses in the consolidating statement of operations for prior periods to reflect the new categorization. Refer to Note 1 for further details.

On September 30, 2012, the Company completed the first phase of an internal reorganization to simplify its organizational structure. As part of this phase of the reorganization, on September 30, 2012, TWE, an indirect 100% owned subsidiary of the Parent Company, merged with and into TWCE, an indirect 100% owned subsidiary of the Company, with TWCE as the surviving entity. In addition, on September 30, 2012, the Parent Company, TWCE, TW NY, a direct 100% owned subsidiary of the Parent Company, TWC Internet Holdings II, an indirect 100% owned subsidiary of the Parent Company, and The Bank of New York Mellon, as trustee, entered into supplemental indentures amending the TWC Indenture and the TWCE Indenture, providing for (i) TWCE's succession to, and assumption of, all of the rights and obligations of TWE as guarantor under the TWC Indenture and as issuer under the TWCE Indenture and (ii) the addition of TWC Internet Holdings II as a guarantor under the TWC Indenture and TWCE Indenture and its assumption of all of the rights and obligations of a guarantor thereunder.

On November 1, 2013, the Company completed the second phase of an internal reorganization to simplify its organizational structure.  As part of this phase of the reorganization, on November 1, 2013, TW NY merged with and into the Parent Company, with the Parent Company as the surviving entity, and TWC Internet Holdings II merged with and into TWCE, with TWCE as the surviving entity and a direct 100% owned subsidiary of the Parent Company. As a result of this phase of the reorganization, the presentation of the 2012 and 2011 condensed consolidating financial statements has been recast to reflect TWCE as the sole subsidiary guarantor of debt securities issued by the Parent Company.

In presenting the condensed consolidating financial statements, the equity method of accounting has been applied to (i) the Parent Company's interests in the Guarantor Subsidiary and the Non-Guarantor Subsidiaries and (ii) the Guarantor Subsidiary's interests in the Non-Guarantor Subsidiaries, where applicable, even though all such subsidiaries meet the requirements to be consolidated under GAAP. All intercompany balances and transactions between the Parent Company, the Guarantor Subsidiary and the Non-Guarantor Subsidiaries have been eliminated, as shown in the column “Eliminations.” All assets and liabilities have been allocated to the Parent Company, the Guarantor Subsidiary and the Non-Guarantor Subsidiaries generally based on legal entity ownership. Certain administrative costs have been allocated to the Parent Company, the Guarantor Subsidiary and the Non-Guarantor Subsidiaries based on revenue recorded at the respective entity. A portion of the interest expense incurred by the Parent Company has been allocated to the Guarantor Subsidiary and the Non-Guarantor Subsidiaries based on revenue recorded at the respective entity. The income tax provision has been presented based on each subsidiary's legal entity activity including income tax benefits related to allocated administrative costs and interest expense. Deferred income taxes have been presented based upon the temporary differences between the carrying amounts of the respective assets and liabilities of the applicable entities.

The Company's condensed consolidating financial information is as follows (in millions):

Consolidating Balance Sheet as of December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$316	$—	$209	$—	$525
Receivables, net	63	1	890	—	954
Receivables from affiliated parties	158	—	28	(186)	—
Deferred income tax assets	5	9	320	—	334
Other current assets	120	42	169	—	331
Total current assets	662	52	1,616	(186)	2,144
Investments in and amounts due from
consolidated subsidiaries	42,492	43,285	7,641	(93,418)	—
Investments	—	43	13	—	56
Property, plant and equipment, net	—	30	15,026	—	15,056
Intangible assets subject to amortization, net	—	6	546	—	552
Intangible assets not subject to amortization	—	—	26,012	—	26,012
Goodwill	—	—	3,196	—	3,196
Other assets	1,165	—	92	—	1,257
Total assets	$44,319	$43,416	$54,142	$(93,604)	$48,273

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$—	$565	$—	$565
Deferred revenue and subscriber-related
liabilities	—	—	188	—	188
Payables to affiliated parties	28	155	3	(186)	—
Accrued programming expense	—	—	869	—	869
Current maturities of long-term debt	1,758	—	9	—	1,767
Other current liabilities	591	67	1,179	—	1,837
Total current liabilities	2,377	222	2,813	(186)	5,226
Long-term debt	21,179	2,065	41	—	23,285
Deferred income tax liabilities, net	359	161	11,578	—	12,098
Long-term payables to affiliated parties	7,641	14,702	—	(22,343)	—
Other liabilities	140	89	488	—	717
TWC shareholders’ equity:
Due to (from) TWC and subsidiaries	5,680	453	(6,133)	—	—
Other TWC shareholders’ equity	6,943	25,724	45,351	(71,075)	6,943
Total TWC shareholders’ equity	12,623	26,177	39,218	(71,075)	6,943
Noncontrolling interests	—	—	4	—	4
Total equity	12,623	26,177	39,222	(71,075)	6,947
Total liabilities and equity	$44,319	$43,416	$54,142	$(93,604)	$48,273

Consolidating Balance Sheet as of December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
	(recast)
ASSETS
Current assets:
Cash and equivalents	$2,174	$—	$1,130	$—	$3,304
Short-term investments in U.S. Treasury
securities	150	—	—	—	150
Receivables, net	49	—	834	—	883
Receivables from affiliated parties	35	—	29	(64)	—
Deferred income tax assets	6	2	309	—	317
Other current assets	54	—	169	—	223
Total current assets	2,468	2	2,471	(64)	4,877
Investments in and amounts due from
consolidated subsidiaries	40,656	41,069	7,641	(89,366)	—
Investments	17	58	12	—	87
Property, plant and equipment, net	—	32	14,710	—	14,742
Intangible assets subject to amortization, net	—	10	631	—	641
Intangible assets not subject to amortization	—	—	26,011	—	26,011
Goodwill	—	—	2,889	—	2,889
Other assets	579	—	53	(70)	562
Total assets	$43,720	$41,171	$54,418	$(89,500)	$49,809

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$1	$—	$646	$—	$647
Deferred revenue and subscriber-related
liabilities	—	—	183	—	183
Payables to affiliated parties	29	32	3	(64)	—
Accrued programming expense	—	—	872	—	872
Current maturities of long-term debt	1,516	—	2	—	1,518
Mandatorily redeemable preferred equity	—	300	—	—	300
Other current liabilities	631	66	1,108	—	1,805
Total current liabilities	2,177	398	2,814	(64)	5,325
Long-term debt	23,078	2,070	23	—	25,171
Deferred income tax liabilities, net	—	153	11,197	(70)	11,280
Long-term payables to affiliated parties	7,641	8,702	—	(16,343)	—
Other liabilities	275	43	432	—	750
TWC shareholders’ equity:
Due to (from) TWC and subsidiaries	3,270	(176)	(3,094)	—	—
Other TWC shareholders’ equity	7,279	29,981	43,042	(73,023)	7,279
Total TWC shareholders’ equity	10,549	29,805	39,948	(73,023)	7,279
Noncontrolling interests	—	—	4	—	4
Total equity	10,549	29,805	39,952	(73,023)	7,283
Total liabilities and equity	$43,720	$41,171	$54,418	$(89,500)	$49,809

Consolidating Statement of Operations for the Year Ended December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Revenue	$—	$—	$22,120	$—	$22,120
Costs and expenses:
Programming and content	—	—	4,950	—	4,950
Sales and marketing	—	—	2,048	—	2,048
Technical operations	—	—	1,500	—	1,500
Customer care	—	—	766	—	766
Other operating	—	—	4,876	—	4,876
Depreciation	—	—	3,155	—	3,155
Amortization	—	—	126	—	126
Merger-related and restructuring costs	—	3	116	—	119
Total costs and expenses	—	3	17,537	—	17,540
Operating Income (Loss)	—	(3)	4,583	—	4,580
Equity in pretax income of consolidated
subsidiaries	3,273	3,659	—	(6,932)	—
Interest expense, net	(235)	(501)	(816)	—	(1,552)
Other income (expense), net	1	(5)	15	—	11
Income before income taxes	3,039	3,150	3,782	(6,932)	3,039
Income tax provision	(1,085)	(1,139)	(973)	2,112	(1,085)
Net income	1,954	2,011	2,809	(4,820)	1,954
Less: Net income attributable to noncontrolling
interests	—	—	—	—	—
Net income attributable to TWC shareholders	$1,954	$2,011	$2,809	$(4,820)	$1,954

Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
Net income	$1,954	$2,011	$2,809	$(4,820)	$1,954
Change in accumulated unrealized losses on
pension benefit obligation, net of tax	604	—	—	—	604
Change in accumulated deferred gains (losses)
on cash flow hedges, net of tax	104	—	—	—	104
Other changes	(1)	—	(1)	1	(1)
Other comprehensive loss	707	—	(1)	1	707
Comprehensive income	2,661	2,011	2,808	(4,819)	2,661
Less: Comprehensive income attributable to
noncontrolling interests	—	—	—	—	—
Comprehensive income attributable to
TWC shareholders	$2,661	$2,011	$2,808	$(4,819)	$2,661

Consolidating Statement of Operations for the Year Ended December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Revenue	$—	$—	$21,386	$—	$21,386
Costs and expenses:
Programming and content	—	—	4,703	—	4,703
Sales and marketing	—	—	1,816	—	1,816
Technical operations	—	—	1,434	—	1,434
Customer care	—	—	741	—	741
Other operating	—	—	4,868	—	4,868
Depreciation	—	—	3,154	—	3,154
Amortization	—	—	110	—	110
Merger-related and restructuring costs	24	—	91	—	115
Total costs and expenses	24	—	16,917	—	16,941
Operating Income (Loss)	(24)	—	4,469	—	4,445
Equity in pretax income of consolidated
subsidiaries	3,663	3,484	—	(7,147)	—
Interest expense, net	(309)	(307)	(990)	—	(1,606)
Other income, net	—	480	17	—	497
Income before income taxes	3,330	3,657	3,496	(7,147)	3,336
Income tax provision	(1,175)	(1,315)	(948)	2,261	(1,177)
Net income	2,155	2,342	2,548	(4,886)	2,159
Less: Net income attributable to noncontrolling
interests	—	—	(4)	—	(4)
Net income attributable to TWC shareholders	$2,155	$2,342	$2,544	$(4,886)	$2,155

Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Net income	$2,155	$2,342	$2,548	$(4,886)	$2,159
Change in accumulated unrealized losses on
pension benefit obligation, net of tax	(167)	—	—	—	(167)
Change in accumulated deferred gains (losses)
on cash flow hedges, net of tax	63	—	—	—	63
Other comprehensive loss	(104)	—	—	—	(104)
Comprehensive income	2,051	2,342	2,548	(4,886)	2,055
Less: Comprehensive income attributable to
noncontrolling interests	—	—	(4)	—	(4)
Comprehensive income attributable to
TWC shareholders	$2,051	$2,342	$2,544	$(4,886)	$2,051

Consolidating Statement of Operations for the Year Ended December 31, 2011

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Revenue	$—	$—	$19,675	$—	$19,675
Costs and expenses:
Programming and content	—	—	4,346	—	4,346
Sales and marketing	—	—	1,589	—	1,589
Technical operations	—	—	1,289	—	1,289
Customer care	—	—	712	—	712
Other operating	—	—	4,513	—	4,513
Depreciation	—	—	2,994	—	2,994
Amortization	—	—	33	—	33
Merger-related and restructuring costs	9	—	61	—	70
Asset impairments	—	16	44	—	60
Total costs and expenses	9	16	15,581	—	15,606
Operating Income (Loss)	(9)	(16)	4,094	—	4,069
Equity in pretax income of consolidated
subsidiaries	2,789	3,289	—	(6,078)	—
Interest expense, net	(324)	(380)	(814)	—	(1,518)
Other income (expense), net	2	(107)	16	—	(89)
Income before income taxes	2,458	2,786	3,296	(6,078)	2,462
Income tax provision	(793)	(892)	(871)	1,761	(795)
Net income	1,665	1,894	2,425	(4,317)	1,667
Less: Net income attributable to noncontrolling
interests	—	—	(2)	—	(2)
Net income attributable to TWC shareholders	$1,665	$1,894	$2,423	$(4,317)	$1,665

Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2011

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Net income	$1,665	$1,894	$2,425	$(4,317)	$1,667
Change in accumulated unrealized losses
on pension benefit obligation, net of tax	(250)	—	—	—	(250)
Change in accumulated deferred gains (losses)
on cash flow hedges, net of tax	(18)	—	—	—	(18)
Other comprehensive loss	(268)	—	—	—	(268)
Comprehensive income	1,397	1,894	2,425	(4,317)	1,399
Less: Comprehensive income attributable to
noncontrolling interests	—	—	(2)	—	(2)
Comprehensive income attributable to
TWC shareholders	$1,397	$1,894	$2,423	$(4,317)	$1,397

Consolidating Statement of Cash Flows for the Year Ended December 31, 2013

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by operating activities	$(188)	$(595)	$6,536	$—	$5,753

INVESTING ACTIVITIES
Capital expenditures	—	—	(3,198)	—	(3,198)
Business acquisitions, net of cash acquired	—	(429)	6	—	(423)
Purchases of investments	(575)	(13)	—	—	(588)
Return of capital from investees	—	9	—	—	9
Proceeds from sale, maturity and collection of
investments	726	—	—	—	726
Acquisition of intangible assets	—	(3)	(37)	—	(40)
Other investing activities	—	—	38	—	38
Cash provided (used) by investing activities	151	(436)	(3,191)	—	(3,476)

FINANCING ACTIVITIES
Repayments of long-term debt	(1,500)	—	—	—	(1,500)
Repayments of long-term debt assumed in
acquisitions	—	—	(138)	—	(138)
Redemption of mandatorily redeemable
preferred equity	—	(300)	—	—	(300)
Repurchases of common stock	(2,509)	—	—	—	(2,509)
Dividends paid	(758)	—	—	—	(758)
Proceeds from exercise of stock options	138	—	—	—	138
Excess tax benefit from equity-based
compensation	92	—	1	—	93
Taxes paid in cash in lieu of shares issued for
equity-based compensation	—	—	(68)	—	(68)
Net change in investments in and amounts
due to and from consolidated subsidiaries	2,725	1,331	(4,056)	—	—
Other financing activities	(9)	—	(5)	—	(14)
Cash provided (used) by financing activities	(1,821)	1,031	(4,266)	—	(5,056)

Decrease in cash and equivalents	(1,858)	—	(921)	—	(2,779)
Cash and equivalents at beginning of year	2,174	—	1,130	—	3,304
Cash and equivalents at end of year	$316	$—	$209	$—	$525

Consolidating Statement of Cash Flows for the Year Ended December 31, 2012

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Cash provided (used) by operating activities	$(191)	$(603)	$6,319	$—	$5,525

INVESTING ACTIVITIES
Capital expenditures	—	—	(3,095)	—	(3,095)
Business acquisitions, net of cash acquired	(1,350)	—	10	—	(1,340)
Purchases of investments	(150)	(17)	(40)	—	(207)
Return of capital from investees	—	1,112	88	—	1,200
Proceeds from sale, maturity and collection of
investments	—	64	40	—	104
Acquisition of intangibles	(3)	—	(34)	—	(37)
Investments in (distributions and sale
proceeds from) consolidated subsidiaries	(33)	—	(392)	425	—
Other investing activities	—	—	30	—	30
Cash provided (used) by investing activities	(1,536)	1,159	(3,393)	425	(3,345)

FINANCING ACTIVITIES
Short-term borrowings, net	392	—	—	(392)	—
Proceeds from issuance of long-term debt	2,258	—	—	—	2,258
Repayments of long-term debt	(1,500)	(600)	—	—	(2,100)
Repayments of long-term debt assumed in
acquisitions	—	—	(1,730)	—	(1,730)
Debt issuance costs	(26)	—	—	—	(26)
Repurchases of common stock	(1,850)	—	—	—	(1,850)
Dividends paid	(700)	—	—	—	(700)
Proceeds from exercise of stock options	140	—	—	—	140
Excess tax benefit from equity-based
compensation	62	—	19	—	81
Taxes paid in cash in lieu of shares issued for
equity-based compensation	—	—	(45)	—	(45)
Acquisition of noncontrolling interest	—	—	(32)	—	(32)
Net change in investments in and amounts
due to and from consolidated subsidiaries	769	44	(780)	(33)	—
Other financing activities	(16)	—	(33)	—	(49)
Cash used by financing activities	(471)	(556)	(2,601)	(425)	(4,053)

Increase (decrease) in cash and equivalents	(2,198)	—	325	—	(1,873)
Cash and equivalents at beginning of year	4,372	—	805	—	5,177
Cash and equivalents at end of year	$2,174	$—	$1,130	$—	$3,304

Consolidating Statement of Cash Flows for the Year Ended December 31, 2011

			Non-
	Parent	Guarantor	Guarantor		TWC
	Company	Subsidiary	Subsidiaries	Eliminations	Consolidated

	(recast)
Cash provided (used) by operating activities	$(51)	$(319)	$6,058	$—	$5,688

INVESTING ACTIVITIES
Capital expenditures	(1)	—	(2,936)	—	(2,937)
Business acquisitions, net of cash acquired	(267)	—	(294)	—	(561)
Purchases of investments	—	(20)	(4)	—	(24)
Return of capital from investees	—	—	3	—	3
Proceeds from sale, maturity and collection of
investments	5	—	—	—	5
Acquisition of intangibles	—	—	(47)	—	(47)
Investments in (distributions and sale
proceeds from) consolidated subsidiaries	—	—	(1,619)	1,619	—
Other investing activities	14	—	17	—	31
Cash used by investing activities	(249)	(20)	(4,880)	1,619	(3,530)

FINANCING ACTIVITIES
Short-term repayments, net	1,619	—	—	(1,619)	—
Proceeds from issuance of long-term debt	3,227	—	—	—	3,227
Repayments of long-term debt assumed in
acquisitions	—	—	(44)	—	(44)
Debt issuance costs	(25)	—	—	—	(25)
Repurchases of common stock	(2,657)	—	—	—	(2,657)
Dividends paid	(642)	—	—	—	(642)
Proceeds from exercise of stock options	114	—	—	—	114
Excess tax benefit from equity-based
compensation	—	—	48	—	48
Taxes paid in cash in lieu of shares issued for
equity-based compensation	—	—	(29)	—	(29)
Net change in investments in and amounts
due to and from consolidated subsidiaries	109	339	(448)	—	—
Other financing activities	(14)	—	(6)	—	(20)
Cash provided (used) by financing activities	1,731	339	(479)	(1,619)	(28)

Increase in cash and equivalents	1,431	—	699	—	2,130
Cash and equivalents at beginning of year	2,941	—	106	—	3,047
Cash and equivalents at end of year	$4,372	$—	$805	$—	$5,177